Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	6 Months Ended	8 Months Ended	14 Months Ended	20 Months Ended	26 Months Ended	32 Months Ended	38 Months Ended	44 Months Ended	50 Months Ended	56 Months Ended	62 Months Ended	68 Months Ended	74 Months Ended	80 Months Ended
	Nov. 01, 2019	Dec. 31, 2019	Jun. 30, 2026	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026
C000210871
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Accumulated Value	$ 9,625	$ 9,981		$ 9,865	$ 11,174	$ 12,098	$ 12,215	$ 10,549	$ 10,886	$ 11,592	$ 12,496	$ 13,270	$ 14,082	$ 14,708	$ 15,733	$ 17,422
C000210872
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
Accumulated Value	10,000	10,350		10,190	11,500	12,410	12,481	10,739	11,038	11,720	12,587	13,308	14,056	14,600	15,558	17,164
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,000	10,573		10,247	12,518	14,427	16,111	12,896	13,193	15,422	16,662	19,209	20,830	22,122	24,555	27,061
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name			60% S&P 500 and 40% Bloomberg US Aggregate
Accumulated Value	10,000	10,343		10,445	11,866	12,849	13,748	11,533	11,578	12,829	13,623	14,808	15,673	16,529	17,820	18,969
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,000	10,573		10,247	12,518	14,427	16,111	12,896	13,193	15,422	16,662	19,209	20,830	22,122	24,555	27,061
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name			60% S&P 500 and 40% Bloomberg US Aggregate
Accumulated Value	10,000	10,343		10,445	11,866	12,849	13,748	11,533	11,578	12,829	13,623	14,808	15,673	16,529	17,820	18,969
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	100,000	105,727		102,470	125,179	144,271	161,112	128,956	131,934	154,223	166,616	192,094	208,303	221,223	245,547	270,611
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name			60% S&P 500 and 40% Bloomberg US Aggregate
Accumulated Value	$ 100,000	$ 103,430		$ 104,448	$ 118,664	$ 128,488	$ 137,480	$ 115,329	$ 115,777	$ 128,294	$ 136,233	$ 148,080	$ 156,728	$ 165,292	$ 178,202	$ 189,687